Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Portfolio shares	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Goodwill	$ 464,566,000	$ 10,068,000	$ 464,566,000	$ 10,068,000
Number of portfolio | Portfolio			1
Revenue practical expedient financing component [true false]			true
Revenue practical Expedient incremental cost of obtaining contract [true false]			true
Goodwill impairment loss			$ 0
Unrecognized Tax Benefits	0	$ 0	0	$ 0
Total future estimated gross annual lease payments	$ 106,652,000		$ 106,652,000
ASU 2016-02
Summary of Significant Accounting Policies [Line Items]
Percentage of increase in total assets and total liabilities	12.00%		12.00%
DFHT
Summary of Significant Accounting Policies [Line Items]
Goodwill	$ 0		$ 0
Other intangible assets	$ 0		$ 0
Public Warrants
Summary of Significant Accounting Policies [Line Items]
Number of warrants issued | shares			2,875,000
Private Placement Warrants
Summary of Significant Accounting Policies [Line Items]
Number of warrants issued | shares			2,916,667
Class A Common Stock | IMC Parent and CareMax Sellers
Summary of Significant Accounting Policies [Line Items]
Business combination, contingent consideration, number of shares issued | shares			6,400,000
Anthem | Credit Concentration Risk | Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)			27.00%	100.00%
Anthem | Customer Concentration Risk | Revenue
Summary of Significant Accounting Policies [Line Items]
Concentration risk (as a percentage)	35.00%	93.00%	48.00%	96.00%